Acquisition of treasury stock (Details) - KRW (₩) ₩ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisition Of Treasury Stock [Line Items]
Acquisition of treasury stock	[1]	₩ 444,077	₩ 155,923	₩ 0
Carrying value
Acquisition Of Treasury Stock [Line Items]
Beginning balance		155,923
Acquisition of treasury stock	[1]	444,077	155,923
Disposal of treasury stock			0
Ending balance		600,000	155,923
Number of share
Acquisition Of Treasury Stock [Line Items]
Beginning balance		3,648,659
Disposal of treasury stock		₩ 0	₩ 0
Number of treasury shares acquired		10,233,403	3,648,659
Ending balance		₩ 13,882,062	₩ 3,648,659

[1]	The Group entered into a treasury stock trust agreement with Samsung Securities Co., Ltd., and acquired treasury stocks.